Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and restricted cash	Cash and cash equivalents at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statements of financial position as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Cash and cash equivalents	$501,093,921	$139,056,863	$452,802,049
Current restricted cash	72,215	90,222	19,083
	501,166,136	139,147,085	452,821,132

Non-current restricted cash	735,312	735,312	735,312

Total	$501,901,448	$139,882,397	$453,556,444